Approval of Financial Statements	12 Months Ended
Dec. 31, 2020
Approval of Financial Statements
Approval of Financial Statements
30.	Approval of Financial Statements
The Consolidated Financial Statements as of December 31, 2020 were approved by the Executive Board on April 29, 2021.